Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued expenses and customer allowances	$ 299,142	$ 232,101
Compensation related to stock options	20,108	24,246
Deferred interest expense	46,230	57,440
Fixed assets and intangible assets	484,313	55,473
Loss on capital assets	49,585	9,904
Net operating loss carryforward	7,183,651	4,410,386
Uncertain tax positions	32,356	30,262
Research and development credit carryforward	4,838	4,244
Tax credit carryforwards	1,516	4,520
Uncertain tax positions	4,364	10,562
Total gross deferred income tax assets	8,126,103	4,839,138
Deferred tax liabilities:
Other	(2,042)	0
Outside basis difference	(92,635)	(182,409)
Total gross deferred income tax liabilities	(94,677)	(182,409)
Valuation allowance	(8,062,975)	(4,841,209)
Net deferred income tax liability	$ (31,549)	$ (184,480)